Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2020
Financial risk management and financial instruments
Financial instruments

The following table summarises the group’s classification of financial instruments.

		Carrying value
	Note	At fair value through profit and loss Rm	Designated at fair value through other comprehensive income Rm	Amortised cost Rm	Fair value Rm
2020
Financial assets
Investments in listed securities		—	498	—	498
Investments in unlisted securities		—	13	—	13
Other long-term investments		—	—	1 415	1 415
Long-term receivables	23	—	—	5 799	5 799
Long- and short-term financial assets		645	—	—	645
Trade and other receivables**	28	—	—	22 066	22 066	*
Cash and cash equivalents*	31	—	—	34 739	34 739	*
Financial liabilities
Listed long-term debt (Bonds issued)+	17	—	—	56 760	50 701
Unlisted long-term debt+	17	—	—	110 437	109 724
Lease liabilities	18	—	—	17 719	—
Short-term debt and bank overdraft		—	—	22 533	22 533	*
Long- and short-term financial liabilities		9 891	—	—	9 891
Trade and other payables+	29	—	—	21 164	21 164	*

110

		Carrying value
	Note	At fair value through profit and loss Rm	Designated at fair value through other comprehensive income Rm	Amortised cost Rm	Fair value Rm
2019
Financial assets
Investments in listed securities		—	830	—	830
Investments in unlisted securities		—	393	—	393
Other long-term investments		—	—	25	25
Long-term receivables	23	—	—	5 582	5 582
Long- and short-term financial assets		645	—	—	645
Trade and other receivables**	28	—	—	25 611	25 611	*
Cash and cash equivalents	31	—	—	15 877	15 877	*
Financial liabilities
Listed long-term debt (Bonds issued)+	17	—	—	46 060	49 421
Unlisted long-term debt+	17	—	—	83 509	84 007
Lease liabilities	18	—	—	7 770	—
Short-term debt and bank overdraft		—	—	1 297	1 297	*
Long- and short-term financial liabilities		2 205	—	—	2 205
Trade and other payables+	29	—	—	28 501	28 501	*

*The fair value of these instruments approximates carrying value, due to their short-term nature.

** Trade and other receivables includes employee-related and insurance-related receivables.

+Includes unamortised loan costs.

Schedule of expected credit losses recognised

	Lifetime ECL				12-month ECL
	Significant increase in credit risk since initial recognition Rm	Simplified approach for trade receivables Rm	Credit- impaired Rm	Total lifetime ECL Rm	No significant increase in credit risk since initial recognition Rm	Total expected credit loss Rm
2020
Long-term receivables	349	—	47	396	46	442
Trade receivables	—	64	299	363	—	363
Other receivables	12	—	330	342	1	343
	361	64	676	1101	47	1148

	Lifetime ECL				12-month ECL
	Significant increase in credit risk since initial recognition Rm	Simplified approach for trade receivables Rm	Credit- impaired Rm	Total lifetime ECL Rm	No significant increase in credit risk since initial recognition Rm	Total expected credit loss Rm
2019
Long-term receivables	121	—	38	159	52	211
Trade receivables	—	77	148	225	—	225
Other receivables	3	—	223	226	2	228
	124	77	409	610	54	664

Schedule of credit risk profile of financial assets at amortised cost
	2020%	2019%
AAA to A-	39	85
BBB to B-	54	8
CCC+ and — below	7	7

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

The maturity profile of the undiscounted contractual cash flows of financial instruments at 30 June were as follows:

	Note	Contractual cash flows* Rm	Within one year**** Rm	One to five years Rm	More than five years Rm
2020
Financial assets
Non-derivative instruments
Long-term receivables	23	5 799	—	3 255	2 544
Trade and other receivables	28	22 090	22 090	—	—
Cash and cash equivalents (excluding restricted cash)	31	32 932	32 932	—	—
Investments through other comprehensive income		511	511	—	—
Other long-term investments		1 415	1 415	—	—
		62 747	56 948	3 255	2 544
Derivative instruments
Foreign exchange contracts		9 185	9 185	—	—
Crude oil put options		113	113	—	—
Ethane swap options		104	104	—	—
Other commodity derivatives		11	11	—	—
		72 160	66 361	3 255	2 544
Financial liabilities
Non-derivative instruments
Long-term debt***	17	(188 940)	(24 213)	(147 859)	(16 868)
Lease liabilities	18	(38 187)	(3 051)	(9 319)	(25 817)
Short-term debt	17	(21 888)	(21 888)	—	—
Trade and other payables	29	(21 164)	(21 164)	—	—
Bank overdraft	31	(645)	(645)	—	—
Financial guarantees**		(913)	(913)	—	—
		(271 737)	(71 874)	(157 178)	(42 685)
Derivative instruments
Foreign exchange contracts		(8 770)	(8 770)	—	—
Interest rate swap options		(4 143)	(780)	(2 631)	(732)
Foreign exchange zero cost collars		(2 861)	(2 861)	—	—
Crude oil zero cost collar		(174)	(174)	—	—
Ethane swap options		(230)	(230)	—	—
Crude oil futures		(66)	(66)	—	—
Other currency derivatives		(2 183)	(53)	(129)	(2 001)
Other commodity derivatives		(103)	(103)	—	—
		(290 267)	(84 911)	(159 938)	(45 418)

*Contractual cash flows include interest payments.

** Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.

*** Of the amounts due in one to five years, R126 billion relates to the capital repayment of the bonds, the revolving credit facility and the term loan.

**** Refer to note 2 Going concern assessment.

111

	Note	Contractual cash flows* Rm	Within one year Rm	One to five years Rm	More than five years Rm
2019
Financial assets
Non-derivative instruments
Long-term receivables	23	5 582	—	4 203	1 379
Trade and other receivables	28	25 611	25 611	—	—
Cash and cash equivalents (excluding restricted cash)	31	13 397	13 397	—	—
Investments through other comprehensive income		1 223	680	543	—
Other long-term investments		25	—	25	—
		45 838	39 688	4 771	1 379
Derivative instruments
Foreign exchange contracts		2 161	2 161	—	—
Interest rate swap options		15	—	8	7
Foreign exchange zero cost collars		582	582	—	—
Ethane swap options		2	2	—	—
Other commodity derivatives		31	31	—	—
		48 629	42 464	4 779	1 386
Financial liabilities
Non-derivative instruments
Long-term debt***	17	(157 965)	(7 025)	(134 318)	(16 622)
Lease liabilities	18	(25 480)	(1 207)	(4 135)	(20 138)
Short-term debt	17	(1 239)	(1 239)	—	—
Trade and other payables	29	(28 501)	(28 501)	—	—
Bank overdraft	31	(58)	(58)	—	—
Financial guarantees**		(1 326)	(1 326)	—	—
		(214 569)	(39 356)	(138 453)	(36 760)
Derivative instruments
Foreign exchange contracts		(2 190)	(2 190)	—	—
Interest rate swap options		(1 488)	(213)	(1 029)	(246)
Foreign exchange zero cost collars		(3)	(3)	—	—
Ethane swap options		(456)	(456)	—	—
Crude oil futures		(27)	(27)	—	—
Other commodity derivatives		(10)	(10)	—	—
		(218 743)	(42 255)	(139 482)	(37 006)

*Contractual cash flows include interest payments.

** Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.

*** Of the amounts due in one to five years, R131 billion relates to the repayment of the bonds, the revolving credit facility and the term loan.

Schedule of foreign exchange rates
	Average rate		Closing rate
	2020 Rand	2019 Rand	2020 Rand	2019 Rand
Rand/Euro	17,34	16,19	19,46	16,01
Rand/US dollar	15,69	14,20	17,33	14,08

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value
	2020	2019
	Rm	Rm
Variable rate instruments
Financial assets	36 140	16 663
Financial	(97 531)	(54 542)
liabilities	(61 391)	(37 879)
Fixed rate instruments
Financial assets	525	197
Financial liabilities	(109 919)	(83 151)
	(109 394)	(82 954)
Interest profile (variable: fixed rate as a percentage of total financial assets)	99:1	99:1
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	47:53	40:60

Schedule of derivative transactions

Income statement impact	2020 Rm	2019 Rm	2018 Rm
Financial instruments
Net (loss)/gain on derivative instruments
Foreign exchange zero cost collars	(4 298)	323	936
Other foreign exchange derivatives*	(1 562)	85	—
Ethane swap options	(732)	(462)	29
Foreign exchange contracts (losses)/gains	(372)	(794)	121
Crude oil swap options	(160)	—	—
Crude oil zero cost collars	(157)	—	—
Crude oil put options	(153)	(498)	(3 303)
Interest rate swap options	(101)	(1 475)	52
Coal swap options	—	91	(1 024)
Crude oil futures	538	265	(687)
	(6 997)	(2 465)	(3 876)

*Mainly relates to a US dollar derivative that is embedded in a long-term oxygen supply contract to our Secunda Synfuels Operations that was recognised on adoption of IFRS 16.

Statement of financial position impact	2020 Rm	2019 Rm
Financial instrument
Derivative financial assets
Foreign exchange contracts	417	15
Crude oil put options	113	—
Ethane swap options	104	2
Other commodity derivatives	11	31
Foreign exchange zero cost collars	—	582
Interest rate swap options	—	15
	645	645
Derivative financial liabilities
Interest rate swap options	(4 143)	(1 488)
Foreign exchange zero cost collars	(2 861)	(3)
Other foreign exchange derivatives**	(2 183)	—
Ethane swap options	(230)	(456)
Crude oil zero cost collars	(174)	—
Other commodity derivatives	(103)	(10)
Crude oil futures	(66)	(27)
Foreign exchange contracts	(1)	(44)
	(9 761)	(2 028)
Non-derivative financial liabilities
Financial guarantees	(130)	(177)
	(9 891)	(2 205)

** Mainly relates to a US dollar derivative that is embedded in a long-term oxygen supply contract to our Secunda Synfuels Operations that was recognised on adoption of IFRS 16.

The other derivatives within the group are economic hedges to our exposure to the rand/US$ exchange rates and commodity prices that have not been classified as cash flow hedges.

	Fair value of assets/ (liabilities) 2020 Rm	Fair value of assets/ (liabilities) 2019 Rm
Interest rate swap derivatives — cash flow hedge (2019 — held for trading)	(4 143)	(1 473)

	Fair value of assets 2020 Rm	Fair value of assets 2019 Rm	Fair value of liabilities 2020 Rm	Fair value of liabilities 2019 Rm	Contract/ Notional amount* 2020		Contract/ Notional amount* 2019
Derivatives held for trading
Foreign exchange contracts	417	15	(1)	(44)	US$m	481	146
Crude oil futures		—	(66)	(27)	US$m	36
	417	15	(67)	(71)

* The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.

112

In addition to foreign exchange contract utilised in normal operating activities, the following derivatives were entered into to mitigate the risks associated with the crude oil price, the rand/US$ exchange rate, ethane price and the coal price.

		2020	2019
Brent crude oil — Put options
Premium paid	US$m	17,4	—
Number of barrels	million	6,5	48,0
Open positions	million	5,5	—
Settled	million	1,0	48,0
Average Brent crude oil price floor, net of costs (open positions)	US$/bbl	34,49	—
Losses recognised in the income statement	Rm	(153)	(498)
Amount included in the statement of financial position	Rm	113	—

Rand/US$ currency — Zero-cost collar instruments
US$ exposure — open positions	US$bn	5,4	4,3
Annual average floor	R/US$	14,80	13,84
Annual average cap	R/US$	17,77	16,63
(Losses)/gains recognised in the income statement	Rm	(4 298)	323
Amount included in the statement of financial position	Rm	(2 861)	579

Brent crude oil — Zero-cost collar instruments
Number of barrels — open positions	million	3,1	—
Annual average floor	R/US$	31,79	—
Annual average cap	R/US$	39,88	—
Losses recognised in the income statement	Rm	(157)	—
Amount included in the statement of financial position	Rm	(174)	—

Brent crude oil — Swap options
Number of tons — settled during year	million	5,0	—
Losses recognised in the income statement	Rm	(160)	—

Export coal — Swap options
Number of tons — settled during year	million	—	1,4
Gains recognised in the income statement	Rm	—	91

Ethane — Swap options
Number of barrels	million	38,9	16,0
Open positions	million	21,5	12,5
Settled	million	17,4	3,5
Average ethane swap price (open positions)	US$c/gal	20	28
Losses recognised in the income statement	Rm	(732)	(462)
Amount included in the statement of financial position	Rm	(126)	(454)

Sensitivity analysis of derivative transactions

		Volatility		Ethane price		Crude oil price		Rand/US$ spot price		US$ Libor curve**
30 June 2020		+2%	-2%	+USD 2 c/gal	-USD 2 c/gal	+USD 2/ bbl	-USD 2/ bbl	-R1/ US$	+R1/ US$*	+0,5%
Crude oil put options	Rm					(45)	55
Ethane swap options	Rm			329	(329)
Foreign exchange zero cost collars	Rm	(196)	209					2 172	(2 504)
Crude oil zero-cost collar	Rm	(12)	14			(81)	72
Interest rate swap	Rm									811

		Volatility		Ethane price		Crude oil price		Rand/US$ spot price	US$ Libor curve**
30 June 2020		+2%	-2%	+USD 2 c/gal	-USD 2 c/gal	+USD 2/ bbl	-USD 2/ bbl	-R1/ US$*	+0,5%	+0,5%
Ethane swap options	Rm			146	(146)
Foreign exchange zero cost collars	Rm	115	(125)					2 495
Interest rate swap	Rm								754	(748)

* A weakening of the Rand/US$ spot exchange rate of R0,44 will likely result in the spot price falling within the corridor of the cap and floor rates of the zero-cost collars. No gain or loss will be made if these derivatives are settled at a spot price between the cap and floor. The exchange rate would have to weaken by at least R0,44/US$, up to the cap of R17,77, before losses are incurred on the derivatives.

** Sensitivities on the downward shift has been limited by the low US$ Libor at 30 June 2020.

		US$/Rand Spot price		US$ Swap curve		Rand Swap curve
30 June 2020		+R1/US$	-R1/US$	+0,1%	-0,1%	+1,0%	-1,0%
Oxygen supply contract embedded derivative	Rm	(506)	506	117	(120)	(724)	860

Schedule of assets and liabilities measured at fair value

Financial instrument	Fair value 30 June 2020	Fair value 30 June 2019		Valuation method	Significant inputs	Fair value hierarchy of inputs
Financial assets
Investments in listed securities	498	830		Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Investments in unlisted securities	13	393		Discounted cash flow

Forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices etc. Appropriate WACC for the region.

Level 3
Other long-term investments	25	25		Discounted cash flow	Market related interest rates.	Level 3
	1 390	—	**		**	Level 1
Long-term receivables	5 799	5 582		Discounted cash flow	Market related interest rates.	Level 3
Derivative assets	645	645		Forward rate interpolator model, appropriate currency specific discount curve, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, market foreign exchange rates, forward contract rates, market commodity prices, coal prices, crude oil prices	Level 2
Trade and other receivables	22 066	25 611		Discounted cash flow	Market related interest rates.	Level 3*
Cash and cash equivalents	34 739	15 877	**		**	Level 1**
Financial liabilities
Listed long-term debt	50 701	49 421		Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Unlisted long-term debt	109 724	91 777		Discounted cash flow	Market related interest rates	Level 3
Short-term debt and bank overdraft	22 533	1 297		Discounted cash flow	Market related interest rates	Level 3*
Derivative liabilities	7 723	2 205		Discounted net cash flows, using a swap curve to infer the future floating cash flows, forward rate interpolator model, discounted expected cash flows, numerical approximation	US$Overnight Indexed Swap (OIS) curve, recovery probabilities, forward exchange contracted rates, coal prices, market foreign exchange rates	Level 2
	2 168	—		Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate***	US PPI, US labour index, US Dollar and ZAR treasury curves, Rand zero swap discount rate***	Level 3***
Trade and other payables	21 164	28 501		Discounted cash flow	Market related interest rates	Level 3*

*The fair value of these instruments approximates their carrying value, due to their short-term nature.

** The carrying value of cash is considered to reflect its fair value.

*** Relates to the embedded derivative contained in the long-term oxygen supply contract to our Secunda Synfuels Operations. On initial application of IFRS 16 on 1 July 2019, the IAS 17 finance lease relating to the contract was derecognised as the arrangement did not meet the revised definition of a lease under IFRS 16, and an embedded derivative was recognised. The monthly payments consist of fixed fees which are denominated in USD and ZAR and increase in line with US and ZAR labour and inflation indices. This resulted in the presence of an embedded derivative in the arrangement, which has been separately recognised as a financial instrument measured at fair value through profit or loss. The initial impact of recognising the embedded derivative of R624 million was recognised directly in retained earnings while subsequent fair value adjustments of R1,6 billion were recognised in other operating expenses in the income statement.

Foreign currency risk
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	2020		2019
	Euro Rm	US dollar Rm	Euro Rm	US dollar Rm
Long-term receivables	—	427	—	—
Trade and other receivables	394	3 218	515	2 375
Cash and cash equivalents	1 476	964	1 470	1 256
Net exposure on assets	1 870	4 609	1 985	3 631
Long-term debt (including lease liabilities)	(119)	(718)	(122)	(1 851)
Trade and other payables	(268)	(1 674)	(186)	(1 077)
Net exposure on liabilities	(387)	(2 392)	(308)	(2 928)
Exposure on external balances	1 483	2 217	1 677	703
Net exposure on balances between group companies*	(2 046)	(31 894)	(1 135)	(22 132)
Total net exposure	(563)	(29 677)	542	(21 429)

* The US$ increase relates to additional funding provided to the LCCP by Sasol Investment Company.

Schedule of sensitivity analysis
	2020		2019
	Equity Rm	Income statement Rm	Equity Rm	Income statement Rm
Euro	(56)	(56)	54	54
US dollar	(2 968)	(2 968)	(2 143)	(2 143)

Interest rate risk
Financial risk management and financial instruments
Schedule of sensitivity analysis

	Income statement — 1% increase
	South Africa Rm	Europe Rm	United States of America Rm	Other Rm
30 June 2020	110	15	(761)	21
30 June 2019	27	15	(433)	12

	Income statement — 1% decrease
	South Africa Rm	Europe* Rm	United States of America* Rm	Other* Rm
30 June 2020	(110)	(15)	761	(21)
30 June 2019	(27)	(15)	433	(12)

*A decrease of 1% in interest rates for the United States of America and Europe will not have an effect on the income statement as it is not considered reasonably possible that the repo interest rates will decrease below 0%.

Schedule of information about cash flow hedges

	Average fixed rate		Fair value loss recognised in other comprehensive income 2020	Fair value loss recognised in other comprehensive income 2019	Recognised in profit and loss 2020	Recognised in profit and loss 2019
	%	Expiry	Rm	Rm	Rm	Rm
Interest rate swap derivatives US$ — pay fixed rate receive floating rate
North America**	2,82	December 2026	(2 192)	(285)	(4)	(1 485)

Mozambique	2,80	February 2030	—	—	(97)	10

** The interest rate swap was redesignated as a hedging instrument in a cash flow hedge during the current year, with hedge accounting resumed. Losses incurred on the movement in the swap derivative are recognised in other comprehensive income. 2019 also included a gain of R115 million relating to the reclassification of the swap to profit and loss on termination of the hedge relationship.

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude
	2020 US$	2019 US$
High	69,96	86,16
Average	51,22	68,63
Low	13,24	50,21

The following futures were in place at 30 June:

	Contract amount 2020 Rm	Fair value 2020 Rm	Within one year 2020 Rm	Contract amount 2019 Rm	Fair value 2019 Rm	Within one year 2019 Rm
Crude oil futures	716	(66)	(66)	1 521	(27)	(27)
Other commodity derivatives	109	(92)	(92)	254	21	21

Schedule of sensitivity analysis
	2020 Rm	2019 Rm
Crude oil	(81)	(193)